Derivative financial instruments - Schedule of maturity profile of commodity contract derivatives (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 482	£ 368
Derivative liabilities	(1,202)	(1,244)
Total	(720)	(876)
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	0
Derivative liabilities	(2)	0
Total	(2)	0
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	107	35
Derivative liabilities	(64)	(118)
Total	43	(83)
Commodity contract derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Derivative assets	94	26
Derivative liabilities	(26)	(86)
Total	68	(60)
Commodity contract derivatives | Over 12 months past due
Disclosure of detailed information about financial instruments [line items]
Derivative assets	13	9
Derivative liabilities	(38)	(32)
Total	(25)	(23)
Commodity contract derivatives | In 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	12	3
Derivative liabilities	(20)	(28)
Total	(8)	(25)
Commodity contract derivatives | In 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1	5
Derivative liabilities	(12)	(4)
Total	(11)	1
Commodity contract derivatives | In 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	1
Derivative liabilities	(2)	0
Total	(2)	1
Commodity contract derivatives | In 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	0
Derivative liabilities	(2)	0
Total	£ (2)	£ 0